UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stevenson Capital Management
           -----------------------------------------------------
Address:   19925 Stevens Creek Blvd.
           Cupertino, CA 95014
           -----------------------------------------------------

Form 13F File Number: 28-03429
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Dana L. Crosby
        -------------------------
Title:  Associate
        -------------------------
Phone:  408-973-7849
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Dana L. Crosby                   Cupertino, CA                    07/11/2005
------------------                   -------------                    ----------
   [Signature]                       [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          154
                                         -----------
Form 13F Information Table Value Total:     $215,187
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
Abbott Labs                    Com              002824100      466    9500          Sole             Sole      0    0
Adobe Systems                  Com              00724F101      172    6000          Sole             Sole      0    0
Advanced Micro Devices         Com              007903107      564   32500          Sole             Sole      0    0
Agilent Technologies, Inc      Com              00846u101      120    5200          Sole             Sole      0    0
All American Semiconductor     Com              891310100        3     600          Sole             Sole      0    0
Allstate Corp.                 Com              020002101     1255   21000          Sole             Sole      0    0
AMB Property Corp.             Com              00163T109       22     500          Sole             Sole      0    0
American International Group   Com              026874107     3137   54000          Sole             Sole      0    0
American Power Conversion Corp Com              029066070     5251  222600          Sole             Sole      0    0
Apollo Group                   Com              037604105      665    8500          Sole             Sole      0    0
Applied Materials              Com              038222105       40    2500          Sole             Sole      0    0
AvalonBay Communities          Com              053841010      121    1500          Sole             Sole      0    0
Bank of America Corp           Com              066050105     6291  137926          Sole             Sole      0    0
Berkshire Hathaway Class B     Com              084670207       33      12          Sole             Sole      0    0
Berkshire Hthwy Class A        Com              084670108      167     200          Sole             Sole      0    0
Boeing Co.                     Com              097023105        7     100          Sole             Sole      0    0
BP p.l.c                       Com              055622104      226    3620          Sole             Sole      0    0
BRE Properties                 Com              05564E106     1950   46600          Sole             Sole      0    0
Bristol Myers                  Com              09247U107     8760  350700          Sole             Sole      0    0
Burlington Resources           Com              122014103     3182   57600          Sole             Sole      0    0
Caterpillar Inc.               Com              149123101      143    1500          Sole             Sole      0    0
Cendant Corp.                  Com              151313103     7384  330100          Sole             Sole      0    0
Chesapeake Energy              Com              165159104       23    1000          Sole             Sole      0    0
ChevronTexaco                  Com              16674100      5971  106775          Sole             Sole      0    0
Chico's FAS, Inc.              Com              168615102       69    2000          Sole             Sole      0    0
Ciena Corp.                    Com              171779101       21   10000          Sole             Sole      0    0
CIGNA Corp.                    Com              125509109      171    1600          Sole             Sole      0    0
Cisco Systems Inc.             Com              17275R102       44    2300          Sole             Sole      0    0
CIT Group                      Com              125581108       86    2000          Sole             Sole      0    0
Citigroup Inc.                 Com              173034109     9585  207330          Sole             Sole      0    0
Clorox Co.                     Com              189054109      446    8000          Sole             Sole      0    0
CMGI Inc                       Com              125750109        2    1000          Sole             Sole      0    0
ConocoPhillips                 Com              20825L104     5190   90280          Sole             Sole      0    0
Consolidated Edison            Com              209115104     4337   92600          Sole             Sole      0    0
Consolidated-Tomoka Land Co    Com              210226106      103    1200          Sole             Sole      0    0
Costco Cos. Inc.               Com              22160k105       13     300          Sole             Sole      0    0
Crosstex Energy                Com              22765Y104      130    2700          Sole             Sole      0    0
Crosstex Energy L.P            Com              22765u102      761   20000          Sole             Sole      0    0
CT Holdings Inc.               Com              12643y103        0   15000          Sole             Sole      0    0
Darden Restaurants Inc.        Com              237194105      165    5000          Sole             Sole      0    0
Deere & Co.                    Com              244199105       98    1500          Sole             Sole      0    0
Dell Computer Corp.            Com              247025109      197    5000          Sole             Sole      0    0
Deltic Timber Corp.            Com              247850100       57    1500          Sole             Sole      0    0
Dominion Resources             Com              257470104       73    1000          Sole             Sole      0    0
Dorchester Minerals L.P.       Com              25820r105       96    4000          Sole             Sole      0    0
Duke Realty Invts              Com              264411505      551   17400          Sole             Sole      0    0
Eastman Kodak                  Com              277461109        3     100          Sole             Sole      0    0
Exxon Mobil Corp               Com              30231g102     2322   40404          Sole             Sole      0    0
Fannie Mae                     Com              313586109       58    1000          Sole             Sole      0    0
Farmers & Merchants Com        Com              308243104      130     252          Sole             Sole      0    0
Farmers & Merchants Bank Of    Com              308035104     1142     203          Sole             Sole      0    0
Long Beach
Fed Ex Corp                    Com              31428x106      810   10000                           Sole      0    0
Fidelity Natl Finl Inc         Com              316326107     5403  151390          Sole             Sole      0    0
First National Bank Of Alaska  Com              322387101      221     100          Sole             Sole      0    0
Florida East Coast Ind Cl B    Com              340632207       12     277          Sole             Sole      0    0
Florsheim Group                Com              343302105        0   10000          Sole             Sole      0    0
Freddie Mac Voting Shs         Com              313400301     4853   74400          Sole             Sole      0    0
General Electric Co.           Com              369604103     5937  171350          Sole             Sole      0    0
General Growth Properties      Com              370021107      123    3000          Sole             Sole      0    0
General Mills Inc.             Com              370334104      140    3000          Sole             Sole      0    0
GlaxoSmithKline PLC            Com              3773W105        58    1200          Sole             Sole      0    0
Golden West Financial          Com              381317106        0   40000          Sole             Sole      0    0
H&R Block                      Com              093671105      146    2500          Sole             Sole      0    0
Health Net, Inc                Com              42222g108       30     780          Sole             Sole      0    0
Healthcare Realty Trust        Com              421946104     3409   88300          Sole             Sole      0    0
Heinz H J Co                   Com              423014103     2890   81600          Sole             Sole      0    0
Hewlett Packard Co.            Com              428236103      891   37900          Sole             Sole      0    0
Home Depot Inc.                Com              437076102     3384   87000          Sole             Sole      0    0
IBM Corp                       Com              459200101     3977   53600          Sole             Sole      0    0
Independence Comm. Bank        Com              453414104       34     908          Sole             Sole      0    0
Intel Corp.                    Com              458140100     5943  228400          Sole             Sole      0    0
Interleukin Genetics Inc       Com              458738101       37   12000          Sole             Sole      0    0
iShares DJ US Energy           Com              464287796        4      50          Sole             Sole      0    0
iShares DJ US Financial        Com              464287788        9     100          Sole             Sole      0    0
iShares MSCI Japan             Com              464286848     1027  101300          Sole             Sole      0    0
iShares MSCI Pacific Ex-Japan  Com              464286665     1059   11250          Sole             Sole      0    0
iShares Russell 2000           Com              464287655      357    5600          Sole             Sole      0    0
iShares Russell Midcap         Com              464287499      461    5600          Sole             Sole      0    0
iShares S&P 100                Com              464287101        6     100          Sole             Sole      0    0
iShares S&P Eur 350            Com              464287861     2946   39540          Sole             Sole      0    0
iShares S&P Latin America 40   Com              464287390       65     700          Sole             Sole      0    0
IVAX Corporation               Com              465823102        4     200          Sole             Sole      0    0
J.P. Morgan Chase & Co.        Com              46625h100       35    1000          Sole             Sole      0    0
JDS Uniphase                   Com              46612j101       23   15000          Sole             Sole      0    0
JetBlue Airways                Com              477143101       46    2250          Sole             Sole      0    0
Johnson & Johnson              Com              478160104     4791   73700          Sole             Sole      0    0
KB Home                        Com              48666K109      991   13000          Sole             Sole      0    0
Kimberly Clark                 Com              494368103      125    2000          Sole             Sole      0    0
Lee Enterprises Inc.           Com              523768109       20     500          Sole             Sole      0    0
Lehman Bros. Holding           Com              524908100      298    3000          Sole             Sole      0    0
Liberty Global Class A         Com              530555101     1390   29825          Sole             Sole      0    0
Liberty Media Corp             Com              530718105     7010  687900          Sole             Sole      0    0
Liberty Property Trust         Com              531172104      558   12600          Sole             Sole      0    0
Lilly Eli & Co.                Com              532457108       22     400          Sole             Sole      0    0
Lockheed Martin Corp.          Com              539830109       32     500          Sole             Sole      0    0
Lucent Technologies Inc        Com              549463107       64   22000          Sole             Sole      0    0
Martha Stewart Living          Com              57308302        29    1000          Sole             Sole      0    0
MBNA Corp.                     Com              790148100     3165  121000          Sole             Sole      0    0
McDonalds Corp.                Com              580135101     2595   93500          Sole             Sole      0    0
Merck & Co.                    Com              589331107     6297  204445          Sole             Sole      0    0
Merrill Lynch & Co.            Com              590188108      495    9000          Sole             Sole      0    0
Metropolitan Life              Com              59156r108        4     100          Sole             Sole      0    0
Microsoft Corp.                Com              594918104     7226  290900          Sole             Sole      0    0
Natural Resource Partners L.P. Com              63900p103      389    6700          Sole             Sole      0    0
Neenah Paper                   Com              640079109        2      60          Sole             Sole      0    0
Neiman Marcus Group CL B       Com              640204301       97    1000          Sole             Sole      0    0
New Plan Excel Realty Trust    Com              648053106     3290  121100          Sole             Sole      0    0
Inc
New York Community Bancorp     Com              649445103       22    1200          Sole             Sole      0    0
Nokia Corp                     Com              654902204     6335  380700          Sole             Sole      0    0
Nortel Networks                Com              656569100       13    5000          Sole             Sole      0    0
Office Depot                   Com              676220106      126    5500          Sole             Sole      0    0
Oracle Corp                    Com              68389X105        4     300          Sole             Sole      0    0
Paramount Energy Trust         Com              699219101       42    3000          Sole             Sole      0    0
Peoples Energy Corp            Com              711030106     3824   88000          Sole             Sole      0    0
Pfizer Inc.                    Com              717081103    11247  407800          Sole             Sole      0    0
Pharmaceutical Prod Dev        Com              717124101       94    2000          Sole             Sole      0    0
PHH Corp                       Com              693320202      281   10938          Sole             Sole      0    0
PPL Corporation                Com              69351t106       77    1300          Sole             Sole      0    0
Raymond James Financial        Com              754730109       76    2700          Sole             Sole      0    0
Regions Financial Corp         Com              758940100      211    6225          Sole             Sole      0    0
Ross Stores Inc                Com              778296103      376   13000          Sole             Sole      0    0
Royal Dutch Shell              Com              780857804      360   74080          Sole             Sole      0    0
S&P MidCap Dep Receipts        Com              595635103       13     100          Sole             Sole      0    0
Safeway Inc                    Com              786514208     2939  130100          Sole             Sole      0    0
Sara Lee Corp.                 Com              803111103       73    3700          Sole             Sole      0    0
Schering-Plough                Com              806605101       13     700          Sole             Sole      0    0
Scientific Atlanta Inc.        Com              808655104       67    2000          Sole             Sole      0    0
Simpson Manufacturing Co       Com              829073105      306   10000          Sole             Sole      0    0
SLM Corporation                Com              78442p106      371    7300          Sole             Sole      0    0
Southern Co.                   Com              842587107     3852  111100          Sole             Sole      0    0
St. Joe Corp.                  Com              790148100      204    2500          Sole             Sole      0    0
Time Warner                    Com              887317105     1273   76200          Sole             Sole      0    0
Tyco Intl Ltd                  Com              902124106        9     300          Sole             Sole      0    0
Unisys                         Com              909214108       76   12000          Sole             Sole      0    0
Velocity HIS, Inc.             Com              917488108        0     600          Sole             Sole      0    0
Vodaphone Group PLC            Com              92857t107       61    2500          Sole             Sole      0    0
Wal-Mart Stores Inc.           Com              931142103     2188   45400          Sole             Sole      0    0
Walt Disney Co.                Com              254687106       50    2000          Sole             Sole      0    0
Washington Mututal, Inc.       Com              939322103    12250  301050          Sole             Sole      0    0
Washington Real Estate Inv Tr  Com              939653101     1023   32800          Sole             Sole      0    0
Waste Management Inc           Com              94106l109      113    4000          Sole             Sole      0    0
Wellpoint, Inc.                Com              94973h108        7     100          Sole             Sole      0    0
Wells Fargo Co.                Com              949746101      123    2000          Sole             Sole      0    0
Wyeth                          Com              983024100       58    1300          Sole             Sole      0    0
Wyndam International Inc       Com              983101106       11   10000          Sole             Sole      0    0
Wynn Resorts                   Com              983134107       95    2000          Sole             Sole      0    0
ABN Amro Preferred G 6.08%     Pref             00372q201     1185   47700          Sole             Sole      0    0
CORTS Trust for Ford Motor     Pref             22080q208       75    3500          Sole             Sole      0    0
7.4%
CORTS Trust for Ford Motor 8%  Pref             22082k209     1324   58200          Sole             Sole      0    0
Crescent R.E. Conv Pref A      Pref             225756204     3069  144000          Sole             Sole      0    0
6.75%

AEW Real Estate Income Fund    Com              00104h107     3852  204900          Sole             Sole      0    0
John Hancock Bank & Thrift     Com              409735107        4     400          Sole             Sole      0    0
Opportunity
Latin America Equity Fund Inc. Com              51827q106     2373  101500          Sole             Sole      0    0
Royce Focus Trust Inc          Com              78080n108        9    1017          Sole             Sole      0    0